Debt instruments (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instruments Main Composition [Abstract]
Debt securities relating to repurchase agreements	R$ 77,781,728	R$ 71,810,310	R$ 58,958,355
Compulsory deposits in central Bank	2,305,158	3,044,896	6,216,315
Guarantee of B3 S.A.	6,273,561	6,221,046	10,197,025
Escrow deposits and other guarantee	R$ 4,473,298	R$ 5,358,604	R$ 4,939,160